Commitments and Contingencies (Schedule of Financial Obligations) (Details) (USD $)	Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
2013-2014	$ 11,328,754
2014-2015	10,411,414
2015-2016	10,353,922
2016-2017	8,979,400
2017-2018	6,851,208
Thereafter	7,574,341
Total	$ 55,499,039